American Funds Strategic Bond FundSM Summary prospectus October 30, 2020

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1
	ANBAX	ANBCX	TFSBX	ANBEX	ANBFX	ANBGX	CANAX	CANCX	CANEX	TSFBX	CANFX
Class	529-F-2	529-F-3	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FSBMX	FBSSX	RANAX	RANBX	RANHX	RANCX	RANEX	RANJX	RANFX	RANGX

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated October 30, 2020, are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide maximum total return consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 38 of the prospectus and on page 84 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none	0.23
Other expenses[2]	0.19	0.19	0.19	0.22	0.19	0.09	0.24
Total annual fund operating expenses	0.85	1.55	0.80	0.83	0.55	0.45	0.83
Fee waiver and/or expense reimbursement[3]	0.03	0.03	0.03	0.03	0.03	0.03	0.03
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.82	1.52	0.77	0.80	0.52	0.42	0.80

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25[2]	none	none	1.00
Other expenses	0.25[2]	0.18[2]	0.25[2]	0.25[2]	0.20[5]	0.15[5]	0.17[2]
Total annual fund operating expenses	1.61	1.04	0.86	0.86	0.56	0.51	1.53
Fee waiver and/or expense reimbursement[3]	0.03	0.03	0.03	0.03	0.03	0.03	0.03
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.58	1.01	0.83	0.83	0.53	0.48	1.50

American Funds Strategic Bond Fund / Summary prospectus     1

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses[2]	0.41	0.33	0.21	0.16	0.24	0.14	0.09
Total annual fund operating expenses	1.52	1.29	1.07	0.77	0.60	0.50	0.45
Fee waiver and/or expense reimbursement[3]	0.03	0.04[4]	0.03	0.03	0.03	0.03	0.03
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.49	1.25	1.04	0.74	0.57	0.47	0.42

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

3 The investment adviser is currently reimbursing a portion of the other expenses and waiving a portion of its management fees. The reimbursement and waiver will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement or waiver at that time. The fund’s board of trustees will consider the management fee reduction in connection with the next assessment of the Investment Advisory and Service Agreement with the fund’s investment adviser.

4 The fund’s transfer agent is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the reimbursement at that time.

5 Based on estimated amounts for the current fiscal year.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver and/or expense reimbursement described above through the expiration date of such waiver and/or reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$456	$255	$327	$82	$53	$43	$429	$261	$103	$333	$85	$54	$49	$153
3 years	633	487	496	262	173	141	603	505	328	515	271	176	161	480
5 years	826	842	680	458	304	249	792	873	571	712	474	310	282	831
10 years	1,382	1,646	1,212	1,023	686	564	1,337	1,417	1,268	1,282	1,058	699	638	1,821

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$152	$127	$106	$76	$58	$48	$43		1 year	$155	$161
3 years	477	405	337	243	189	157	141		3 years	487	505
5 years	826	704	587	425	332	277	249		5 years	842	873
10 years	1,810	1,553	1,303	951	747	625	564		10 years	1,646	1,417

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 428% of the average value of its portfolio.

2     American Funds Strategic Bond Fund / Summary prospectus

Principal investment strategies The fund will invest at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund may invest in a broad range of debt securities, including corporate bonds and debt and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments, such as forward currency contracts, futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund will invest no more than 35% of its assets in securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” The fund may invest up to 35% of its assets in securities denominated in currencies other than the U.S. dollar and up to 35% of its assets in securities of emerging market issuers.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers will work together to oversee the fund’s entire portfolio.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries;

American Funds Strategic Bond Fund / Summary prospectus     3

overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

4     American Funds Strategic Bond Fund / Summary prospectus

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

American Funds Strategic Bond Fund / Summary prospectus     5

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further,

6     American Funds Strategic Bond Fund / Summary prospectus

there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Strategic Bond Fund / Summary prospectus     7

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Plus Bond Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

8     American Funds Strategic Bond Fund / Summary prospectus

Average annual total returns For the periods ended December 31, 2019 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A — Before taxes	3/18/2016	3.82%	2.41%
— After taxes on distributions		2.61	1.32
— After taxes on distributions and sale of fund shares		2.33	1.37

Share classes (before taxes)	Inception date	1 year	Lifetime
C	3/18/2016	6.13%	2.69%
F-1	3/18/2016	7.94	3.41
F-2	3/18/2016	8.23	3.71
F-3	1/27/2017	8.34	3.97
529-A	3/18/2016	4.02	2.42
529-C	3/18/2016	6.09	2.64
529-E	3/18/2016	7.73	3.23
529-F-1	3/18/2016	8.07	3.63
R-1	3/18/2016	7.26	2.96
R-2	3/18/2016	7.14	2.84
R-2E	3/18/2016	7.55	3.46
R-3	3/18/2016	7.71	3.24
R-4	3/18/2016	8.00	3.49
R-5E	3/18/2016	8.19	3.71
R-5	3/18/2016	8.28	3.74
R-6	3/18/2016	8.33	3.79

Indexes	1 year	Lifetime (from Class A inception)
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	8.72%	3.23%
Lipper Core Plus Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	9.30	3.91
Class A annualized 30-day yield at June 30, 2020: 0.66% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Strategic Bond Fund / Summary prospectus     9

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David A. Hoag President	5 years	Partner – Capital Fixed Income Investors
Damien J. McCann Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon Senior Vice President	5 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/prospectus.
MFGEIPX-112-1020P Litho in USA CGD/UNL/10448 Investment Company File No. 811-23101

Summary Prospectus Amendment October 30, 2020

For the following funds and series with summary prospectuses dated November 1, 2019 – October 1, 2020
(as supplemented to date):

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage FundSM
American Funds Multi-Sector Income FundSM

American Funds Strategic Bond FundSM

American Funds U.S. Government Money Market FundSM

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Income Fund of America®

International Growth and Income FundSM

The Investment Company of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

SMALLCAP World Fund®

Washington Mutual Investors FundSM

American Funds College Target Date Series®

American Funds College 2036 FundSM

American Funds College 2033 Fund®

American Funds College 2030 Fund®

American Funds College 2027 Fund®
American Funds College 2024 Fund®

American Funds College 2021 Fund®

American Funds College Enrollment Fund®

American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Moderate Growth and Income PortfolioSM
American Funds Conservative Growth and Income PortfolioSM
American Funds Preservation PortfolioSM

Changes apply to all funds and series unless otherwise noted.

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On October 30, 2020, the funds listed on the cover of this amendment expect to issue new classes of shares - Class 529-F-2, 529-F-3 and/or ABLE-F-2 - which will generally be available only through an account established with a 529 college savings plan or an ABLE savings plan managed by the Capital Research and Management Company. Effective October 30, 2020, Class 529-F-1 shares will be converted automatically to Class 529-F-2 shares. You are receiving this amendment because you hold Class 529-F-1 shares of one or more of the funds listed on the cover of this amendment.

1. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the summary prospectus for all of the funds listed above (other than American Funds U.S. Government Money Market Fund and funds within the American Funds College Target Date Series and American Funds Portfolio Series) to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund.

2. In the third paragraph of the “Fees and expenses of the fund” section of the summary prospectus for all of the funds listed above (other than American Funds U.S. Government Money Market Fund and funds within the American Funds College Target Date Series and American Funds Portfolio Series), replace the following sentences:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example.

Or

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-1, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

3. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the summary prospectus for each of the funds within the American Funds College Target Date Series to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund.

4. In the third paragraph of the “Fees and expenses of the fund” section of the summary prospectus for each of the funds within the American Funds College Target Date Series, replace the following sentence:

You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-1 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

5. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the summary prospectus for American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series listed above to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund.

6. In the third paragraph of the “Fees and expenses of the fund” section of the summary prospectus for American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series listed above, replace the following sentence:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

7. The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the columns captioned “529-F-1,” “529-F-2,” or “529-F-3” in the “Annual fund operating expenses” table with the corresponding columns set forth below and (ii) replacing the columns captioned “529-F-1,” “529-F-2,” or “529-F-3” in the cumulative estimated expense example table under the heading “Example” with the corresponding column set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.19[2]	0.17[3]	0.10[3]
Total annual fund operating expenses	0.74	0.47	0.40
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$76	$48
3 years	237	151
5 years	411	263
10 years	918	591

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees[2]	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.26	0.22[4]	0.16[4]
Total annual fund operating expenses	0.89	0.60	0.54
Expense reimbursement[3]	0.04	0.04	0.04
Total annual fund operating expenses after expense reimbursement	0.85	0.56	0.50
[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-3
1 year	$87	$51
3 years	280	169
5 years	489	298
10 years	1,092	673

American Funds Multi-Sector Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.28[2]	0.27[4]	0.19[4]
Total annual fund operating expenses	0.97	0.71	0.63
Expense reimbursement[3]	0.05	0.05	0.05
Total annual fund operating expenses after expense reimbursement	0.92	0.66	0.58

[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$94	$67
3 years	304	222
5 years	531	390
10 years	1,185	878

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.22[2]	0.21[3]	0.12[3]
Total annual fund operating expenses	0.88	0.62	0.53
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$90	$63
3 years	281	199
5 years	488	346
10 years	1,084	774

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1
Management fees	0.22%
Distribution and/or service (12b-1) fees	0.25[3]
Other expenses	0.16
Total annual fund operating expenses	0.63
[3]	Restated to reflect current fees.

Share class:	529-F-1
1 year	$64
3 years	202
5 years	351
10 years	786

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.25[1]	none	none
Other expenses	0.24	0.19[2]	0.12[2]
Total annual fund operating expenses	0.97	0.67	0.60
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$99	$68	$61
3 years	309	214	192
5 years	536	373	335
10 years	1,190	835	750

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25[1]	none	none
Other expenses	0.16	0.15[2]	0.10[2]
Total annual fund operating expenses	0.64	0.38	0.33
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$65	$39	$34
3 years	205	122	106
5 years	357	213	185
10 years	798	480	418

8. The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table by replacing the column captioned “529-F-1” and adding columns captioned “529-F-2” and “529-F-3” set forth below, and (ii) supplementing the cumulative estimated expense example table under the heading “Example” by replacing the column captioned “529-F-1” and adding the columns captioned “529-F-2” and “529-F-3” set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the summary prospectus remain unchanged.

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.17[2]	0.16[3]	0.10[3]
Total annual fund operating expenses	0.64	0.38	0.32
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$65	$39	$33
3 years	205	122	103
5 years	357	213	180
10 years	798	480	406

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.36[2]	0.25[4]	0.19[4]
Total annual fund operating expenses	1.35	0.99	0.93
[3]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$137	$101	$95
3 years	428	315	296
5 years	739	547	515
10 years	1,624	1,213	1,143

American Funds Emerging Markets Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees[2]	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.28[2]	0.25[5]	0.18[5]
Total annual fund operating expenses	1.08	0.80	0.73
Fee waiver and/or expense reimbursement[3]	0.02	0.02	0.02
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.06	0.78	0.71
[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[5]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$108	$80	$73
3 years	341	253	231
5 years	594	442	404
10 years	1,315	988	905

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.20[2]	0.17[3]	0.11[3]
Total annual fund operating expenses	0.89	0.61	0.55
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$91	$62	$56
3 years	284	195	176
5 years	493	340	307
10 years	1,096	762	689

American Funds Global Insight Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees	0.25[3]	none	none
Other expenses[2]	0.21	0.20	0.12
Total annual fund operating expenses	0.98	0.72	0.64
[3]	Restated to reflect current fees.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$100	$74	$65
3 years	312	230	205
5 years	542	401	357
10 years	1,201	894	798

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.20[2]	0.17[4]	0.11[4]
Total annual fund operating expenses	0.73	0.45	0.39
[3]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$75	$46	$40
3 years	233	144	125
5 years	406	252	219
10 years	906	567	493

American Funds International Vantage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25[4]	none	none
Other expenses[2]	0.23	0.21	0.13
Total annual fund operating expenses	1.08	0.81	0.73
[4]	Restated to reflect current fees.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$110	$83	$75
3 years	343	259	233
5 years	595	450	406
10 years	1,317	1,002	906

American Funds Strategic Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.25[2]	0.20[5]	0.15[5]
Total annual fund operating expenses	0.86	0.56	0.51
Fee waiver and/or expense reimbursement[3]	0.03	0.03	0.03
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.83	0.53	0.48
[3]	The investment adviser is currently reimbursing a portion of the other expenses and waiving a portion of its management fees. The reimbursement and waiver will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement or waiver at that time. The fund’s board of trustees will consider the management fee reduction in connection with the next assessment of the Investment Advisory and Service Agreement with the fund’s investment adviser.
[4]	The fund’s transfer agent is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[5]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$85	$54	$49
3 years	271	176	161
5 years	474	310	282
10 years	1,058	699	638

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.23[2]	0.19[3]	0.11[3]
Total annual fund operating expenses	0.77	0.48	0.40
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$79	$49	$41
3 years	246	154	128
5 years	428	269	224
10 years	954	604	505

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.17[2]	0.15[3]	0. 10[3]
Total annual fund operating expenses	0.66	0.39	0.34
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$67	$40	$35
3 years	211	125	109
5 years	368	219	191
10 years	822	493	431

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.22[2]	0.18[3]	0.10[3]
Total annual fund operating expenses	0.66	0.37	0.29
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$67	$38	$30
3 years	211	119	93
5 years	368	208	163
10 years	822	468	368

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.18[2]	0.15[3]	0.10[3]
Total annual fund operating expenses	0.66	0.38	0.33
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$67	$39	$34
3 years	211	122	106
5 years	368	213	185
10 years	822	480	418

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.30[2]	0.23[3]	0.12[3]
Total annual fund operating expenses	0.98	0.66	0.55
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$100	$67	$56
3 years	312	211	176
5 years	542	368	307
10 years	1,201	822	689

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.21[2]	0.19[3]	0.11[3]
Total annual fund operating expenses	0.83	0.56	0.48
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$85	$57	$49
3 years	265	179	154
5 years	460	313	269
10 years	1,025	701	604

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.18[2]	0.16[3]	0.10[3]
Total annual fund operating expenses	0.67	0.40	0.34
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$68	$41	$35
3 years	214	128	109
5 years	373	224	191
10 years	835	505	431

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.17[2]	0.16[3]	0.10[3]
Total annual fund operating expenses	0.65	0.39	0.33
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$66	$ 40	$ 34
3 years	208	125	106
5 years	362	219	185
10 years	810	493	418

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.22[2]	0.20[3]	0.11[3]
Total annual fund operating expenses	0.85	0.58	0.49
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$87	$59	$50
3 years	271	186	157
5 years	471	324	274
10 years	1,049	726	616

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.20[2]	0.18[3]	0.11[3]
Total annual fund operating expenses	0.82	0.55	0.48
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$84	$56	$49
3 years	262	176	154
5 years	455	307	269
10 years	1,014	689	604

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.30[2]	0.25[3]	0.14[3]
Total annual fund operating expenses	1.07	0.77	0.66
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$109	$ 79	$ 67
3 years	340	246	211
5 years	590	428	368
10 years	1,306	954	822

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.25[2]	0.20[3]	0.12[3]
Total annual fund operating expenses	1.12	0.82	0.74
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$114	$84	$76
3 years	356	262	237
5 years	617	455	411
10 years	1,363	1,014	918

American Funds College 2036 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.20	0.20%[3]	0.10%[3]
Acquired (underlying) fund fees and expenses[2]	0.40	0.40	0.40
Total annual fund operating expenses	0.85	0.60	0.50

[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$87	$61	$51
3 years	271	192	160
5 years	471	335	280
10 years	1,049	750	628

American Funds College 2033 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.18%[3]	0.08%[3]
Acquired (underlying) fund fees and expenses[2]	0.36	0.36	0.36
Total annual fund operating expenses	0.80	0.54	0.44

[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$82	$55	$45
3 years	255	173	141
5 years	444	302	246
10 years	990	677	555

American Funds College 2030 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.08%[3]
Acquired (underlying) fund fees and expenses[2]	0.33	0.33	0.33
Total annual fund operating expenses	0.77	0.50	0.41
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$79	$51	$42
3 years	246	160	132
5 years	428	280	230
10 years	954	628	518

American Funds College 2027 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.28	0.28	0.28
Total annual fund operating expenses	0.72	0.45	0.35
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$74	$46	$36
3 years	230	144	113
5 years	401	252	197
10 years	894	567	443

American Funds College 2024 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.18	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.27	0.27	0.27
Total annual fund operating expenses	0.70	0.44	0.34
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$72	$45	$35
3 years	224	141	109
5 years	390	246	191
10 years	871	555	431

American Funds College 2021 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.30	0.30	0.30
Total annual fund operating expenses	0.74	0.47	0.37
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$76	$48	$38
3 years	237	151	119
5 years	411	263	208
10 years	918	591	468

American Funds College Enrollment Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.30	0.30	0.30
Total annual fund operating expenses	0.74	0.47	0.37
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$76	$48	$38
3 years	237	151	119
5 years	411	263	208
10 years	918	591	468

9. The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table by replacing the column captioned “529-F-1” and adding the columns captioned “529-F-2”, “529-F-3”, and “ABLE-F-2” set forth below and (ii) supplementing the cumulative estimated expense example table under the heading “Example” by replacing the column captioned “529-F-1” and adding the columns captioned “529-F-2”, “529-F-3”, and “ABLE-F-2” set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the summary prospectus remain unchanged.

American Funds U.S. Government Money Market Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.25[1]	none	none	none
Other expenses	0.18[1]	0.20[3]	0.10[3]	0.15[3]
Total annual fund operating expenses	0.70	0.47	0.37	0.42
Fee waiver	—	—	—	0.06[2]
Total annual fund operating expenses after fee waiver	0.70	0.47	0.37	0.36
[2]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least October 30, 2021. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
1 year	$72	$48	$38	$37
3 years	224	151	119	129
5 years	390	263	208	229
10 years	871	591	468	524

American Funds Global Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.20	0.18%[4]	0.08%[4]	0.13%[4]
Acquired (underlying) fund fees and expenses[2]	0.42	0.42	0.42	0.42
Total annual fund operating expenses	0.87	0.60	0.50	0.55
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.87	0.60	0.50	0.49
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$89	$61	$51	$50
3 years	278	192	160	170
5 years	482	335	280	301
10 years	1,073	750	628	684

American Funds Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.19[2]	0.17%[4]	0.08%[4]	0.12%[4]
Acquired (underlying) fund fees and expenses[2]	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.80	0.53	0.44	0.48
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.80	0.53	0.44	0.42
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$82	$54	$45	$43
3 years	255	170	141	148
5 years	444	296	246	263
10 years	990	665	555	598

American Funds Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.15	0.14%[4]	0.08%[4]	0.10%[4]
Acquired (underlying) fund fees and expenses[2]	0.31	0.31	0.31	0.31
Total annual fund operating expenses	0.71	0.45	0.39	0.41
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.71	0.45	0.39	0.35
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$73	$46	$40	$36
3 years	227	144	125	126
5 years	395	252	219	224
10 years	883	567	493	512

American Funds Moderate Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.13	0.13%[4]	0.08%[4]	0.10%[4]
Acquired (underlying) fund fees and expenses[2]	0.35	0.35	0.35	0.35
Total annual fund operating expenses	0.73	0.48	0.43	0.45
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.73	0.48	0.43	0.39
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$75	$49	$44	$40
3 years	233	154	138	138
5 years	406	269	241	246
10 years	906	604	542	561

American Funds Conservative Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.12	0.13%[4]	0.08%[4]	0.09%[4]
Acquired (underlying) fund fees and expenses[2]	0.27	0.27	0.27	0.27
Total annual fund operating expenses	0.64	0.40	0.35	0.36
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.64	0.40	0.35	0.30
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$65	$41	$36	$31
3 years	205	128	113	110
5 years	357	224	197	196
10 years	798	505	443	450

American Funds Preservation Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.17	0.15%[5]	0.09%[5]	0.11%[5]
Acquired (underlying) fund fees and expenses[2]	0.28	0.28	0.28	0.28
Total annual fund operating expenses	0.70	0.43	0.37	0.39
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.70	0.43	0.37	0.33
[3]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least October 30, 2021. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.
[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[5]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$72	$44	$38	$34
3 years	224	138	119	119
5 years	390	241	208	213
10 years	871	542	468	487

10. The following is added before the last sentence in the paragraph under the “Investment results” section of the summary prospectus for each of the funds listed above (other than American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series), and at the end of the paragraph under the “Investment results” section of the summary prospectus for American Funds Multi-Sector Income Fund, to read as follows:

Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower.

11. The following is added before the last sentence in the paragraph under the “Investment results” section of the summary prospectus for American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series to read as follows:

Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2, Class 529-F-3 and Class ABLE-F-2 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2, Class 529-F-3 shares and Class ABLE-F-2 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2, Class 529-F-3 and/or Class ABLE-F-2 are higher, then results would be lower.

Keep this supplement with your summary prospectus.

Lit. No. MFGEBS-436-1020P Litho in USA CGD/CF/10039-S81907

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ATTACHED SUMMARY PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ATTACHED ENGLISH LANGUAGE SUMMARY PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT ARE A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY